SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Minimum | Customer Lists
GOODWILL AND OTHER INTANGIBLE ASSETS
Estimated useful lives of other intangible assets	5 years
Minimum | Software costs
GOODWILL AND OTHER INTANGIBLE ASSETS
Estimated useful lives of other intangible assets	5 years
Maximum | Customer Lists
GOODWILL AND OTHER INTANGIBLE ASSETS
Estimated useful lives of other intangible assets	10 years
Maximum | Software costs
GOODWILL AND OTHER INTANGIBLE ASSETS
Estimated useful lives of other intangible assets	6 years